Note 21 - Statement Of Cash Flows From Disposable Groups (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Increase Or Decrease In Cash And Cash Equivalents From Disposable Groups
Cash Flows From Operating Activities From Disposable Groups	€ 6,874,000,000	€ 3,888,000,000	€ (228,000,000)
Cash Flows From Investing Activities From Disposable Groups	(145,000,000)	(133,000,000)	(123,000,000)
Cash Flows From Financing Activities From Disposable Groups	(65,000,000)	(468,000,000)	(256,000,000)
Effect Of Exchange Rate Variations From Disposable Groups	(974,000,000)	65,000,000	84,000,000
Total Increase Or Decrease Net Cash And Cash Equivalents USA	€ 5,690,000,000	€ 3,352,000,000	€ (522,000,000)